10. Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Tables Abstract
Inventories
	2018	2017

Stores	4,162	3,564
Distribution centers	1,807	1,307
Real estate inventories (note 10.3)	5	24
Allowance for losses on inventory obsolescence and damages (note 10.2)	(65)	(73)
	5,909	4,822

Estimated losses on obsolescence and breakage
	2018	2017	2016

At the beginning of the year	(73)	(75)	(150)
Additions	(79)	(110)	(208)
Write-offs	85	111	164
Assets held for sale and discontinued operations (note 32)	2	1	118
Exchange rate changes	-	-	1
At the end of the year	(65)	(73)	(75)